AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.8%
Long-Term Municipal Bonds – 83.4%
California – 79.4%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035-10/01/2037	$18,255	$21,634,047
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/2034 (Pre-refunded/ETM)	2,600	2,610,150
5.00%, 10/01/2035 (Pre-refunded/ETM)	2,300	2,308,979
5.00%, 10/01/2036 (Pre-refunded/ETM)	1,380	1,385,387
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	5,142,353
Series 2020-A 5.00%, 10/01/2045	1,500	1,752,234
Series 2020-C 5.00%, 10/01/2045	1,000	1,168,156
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,156,199
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,524,240
Series 2021 0.30% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,499,939
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	6,299,350
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	2,370	2,642,924
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	5,598,914
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	2,000	2,213,778
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040-06/01/2049	13,520	16,047,519
Series 2020-B 1.75%, 06/01/2030	110	110,961
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037-12/01/2044	8,150	9,867,043

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	$4,415	$5,069,965
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	16,535	24,008,127
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,712,086
California Educational Facilities Authority (University of the Pacific) Series 2012-A 5.00%, 11/01/2030	1,250	1,259,928
Series 2015 5.00%, 11/01/2031	2,000	2,355,225
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,273,538
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051-06/01/2061(b)	1,465	1,641,494
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035-08/15/2047	7,365	8,865,403
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2036-04/01/2040	15,165	18,130,228
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046-05/15/2051(c)	15,865	18,343,764
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033	5,000	5,435,684
California Housing Finance Series 2019-2 4.00%, 03/20/2033	8,029	9,585,785
Series 2021-1, Class A 3.50%, 11/20/2035	7,307	8,650,182
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(b)	18,390	18,390,513

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.37% (MUNIPSA + 0.35%), 08/01/2047(a)	$6,300	$6,300,118
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	1,500	1,508,713
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)	1,250	1,483,420
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046	3,400	3,884,444
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035-04/01/2041	5,960	6,657,833
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,938,647
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041-05/15/2052	14,250	17,429,132
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2015-A 5.00%, 02/01/2046	1,380	1,576,875
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,295,064
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,814,113
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2036-12/31/2037	9,685	11,876,639
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,950	10,431,428

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e) (f)	$2,745	$54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039-11/21/2045(b)	17,740	21,554,094
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	2,420,469
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	2,000	2,318,680
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,532,062
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,307,135
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	3,013,228
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	5,252,276
Series 2016 5.25%, 07/01/2052	2,500	2,846,103
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(b)	2,765	3,154,006
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	3,000	3,558,219
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(b)	5,235	5,714,735
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	489,918
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	5,399,070

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	$625	$714,001
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	1,000	1,114,022
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037-07/01/2047(b)	3,420	4,008,114
Series 2020-A 4.00%, 07/01/2050-07/01/2055(b)	2,215	2,523,716
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034	600	663,644
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046(b)	3,500	3,834,706
Series 2017 5.125%, 06/01/2047(b)	700	778,098
Series 2017-G 5.00%, 06/01/2037-06/01/2053(b)	1,910	2,153,213
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047-06/01/2053(b)	4,950	5,707,428
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	636,598
5.875%, 10/01/2044	1,000	1,108,545
6.00%, 10/01/2049	715	795,256
California State Public Works Board (California State Public Works Board Lease) Series 2012-A 5.00%, 04/01/2037	5,000	5,141,260
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,505,535
Series 2021-B 2.144%, 11/01/2033	6,000	5,961,171
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,886,385
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,309,108
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	5,645	6,454,658

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032-11/01/2041(b)	$3,010	$3,590,920
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034-05/15/2036	3,910	4,747,266
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,292,947
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2051(b)	2,150	2,566,443
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	5,000	5,676,484
Series 2018-A 5.50%, 12/01/2058(b)	1,700	2,013,568
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,949,617
5.375%, 11/01/2049(b)	2,500	2,711,689
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039-07/01/2052(b)	6,135	6,701,221
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	6,300	5,721,748
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040-05/01/2043	2,000	2,380,485
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	965	1,011,620
5.00%, 09/01/2027 (Pre-refunded/ETM)	955	1,001,137
5.00%, 09/01/2029 (Pre-refunded/ETM)	770	807,199
City of Fairfield CA (City of Fairfield CA COP) XLCA Series 2007 Zero Coupon, 04/01/2035	3,700	2,869,871
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	1,760	1,918,098

	Principal Amount (000)	U.S. $ Value

City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	$6,650	$7,705,407
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	5,600	6,193,064
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,414,313
City of Los Angeles Department of Airports Series 2019 4.00%, 05/15/2044	4,045	4,624,333
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,444,218
City of Redding CA Electric System Revenue NATL Series 1992 12.308%, 07/01/2022 (Pre-refunded/ETM)(g)	100	109,849
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	11,803,141
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033-09/01/2034	2,320	2,771,713
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	715	825,068
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	5,000	5,143,532
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033-03/01/2037	8,400	10,102,262
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,020,607
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	3,750	4,488,944
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)	2,500	2,547,314

	Principal Amount (000)	U.S. $ Value

Coast Community College District Series 2019-F 3.00%, 08/01/2036-08/01/2038	$3,965	$4,370,304
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,579,221
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	2,088,157
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Dublin) Series 2021-B 4.00%, 02/01/2057(b)	2,000	2,149,890
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	5,000	5,427,545
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	3,000	3,052,560
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,500	2,753,145
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	2,000	2,038,949
4.00%, 12/01/2056(b)	1,000	1,089,465
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	2,594,439
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,492,396
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,771,418
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	12,940	13,370,299
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045	5,000	6,036,298
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	1,000	1,186,916

	Principal Amount (000)	U.S. $ Value

Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	$4,525	$5,154,393
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	6,580	6,626,860
Los Angeles Community College District/CA Series 2019-K 4.00%, 08/01/2038	2,500	2,880,652
Los Angeles Unified School District/CA Series 2020-R 4.00%, 07/01/2036-07/01/2044	20,500	24,743,661
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012-B 5.00%, 10/01/2028-10/01/2029	9,220	9,682,580
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	1,362,736
Series 2009-B 6.50%, 11/01/2039	10,000	16,418,501
Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	2,215	2,538,120
Metropolitan Water District of Southern California Series 2021-D 0.16% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,100,021
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031-08/01/2033	5,340	6,269,086
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,576,491
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,514,317
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,880,321
Palomar Health Series 2016-A 5.00%, 08/01/2031	1,285	1,508,247
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,880,545
Series 2017 5.00%, 11/01/2042	1,000	1,191,812
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	1,016,361
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033-09/01/2034	2,495	2,859,721

	Principal Amount (000)	U.S. $ Value

Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	$1,350	$1,602,323
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	4,021,021
Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,985,357
Sacramento County Water Financing Authority NATL Series 2007-B 0.64% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	1,450	1,446,021
0.66% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	5,339,816
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037-07/01/2038	4,500	5,283,566
Series 2020 5.00%, 07/01/2035-07/01/2040	2,155	2,758,814
San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032	3,180	3,455,256
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,360,219
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033-08/01/2035	2,000	2,389,900
Series 2016-C 5.00%, 08/01/2032-08/01/2035	2,000	2,391,814
San Francisco Intl Airport Series 2012-A 5.00%, 05/01/2027-05/01/2028	7,000	7,221,036
Series 2017-A 5.00%, 05/01/2042	2,000	2,413,967
Series 2019-A 5.00%, 05/01/2044	17,435	21,544,871
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,930,280
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,649,841
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033-07/01/2034	8,200	9,227,297
State of California Series 2004 5.30%, 04/01/2029	5	5,021

	Principal Amount (000)	U.S. $ Value

Series 2013 5.00%, 02/01/2031	$5,000	$5,334,043
Series 2014 5.00%, 12/01/2030	2,000	2,211,898
Series 2019 5.00%, 04/01/2029	10,000	13,114,171
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033-09/01/2034	3,800	4,520,317
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032-08/01/2036	3,500	4,181,377
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,479,937
5.50%, 09/01/2030-09/01/2033	2,135	2,225,502
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	2,516,890
0.45%, 06/01/2030	100	102,371
4.00%, 06/01/2022	1,250	1,285,132
5.00%, 06/01/2023	1,160	1,255,646
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037-06/01/2048	15,380	19,258,916
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040-10/01/2049	5,200	6,550,736
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	790,810
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	8,674,436
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032-07/01/2033	3,500	4,201,712

		872,880,693

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(b)	1,710	2,009,990

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$430	$506,065
Series 2018 7.125%, 09/01/2038(b)	1,385	1,818,704

		2,324,769

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	1,390	1,688,146

Guam – 1.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	734,549
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,506,991
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	5,240	6,072,663
Territory of Guam Series 2019 5.00%, 11/15/2031	315	368,186
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	4,675	5,542,949

		14,225,338

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,501,796

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(b)	335	450,121

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	359,959

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	535	608,556

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,700	1,736,341

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$1,000	$1,172,686
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	725	831,003
AGC Series 2007-C 5.50%, 07/01/2031	140	163,702
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	2,090	2,343,934
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	2,110	2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	373,731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	743,851
Series 2019-A 4.329%, 07/01/2040	1,065	1,208,012
4.55%, 07/01/2040	90	103,340
5.00%, 07/01/2058	2,650	3,061,701

		12,180,535

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	1,003,822

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,805	1,900,696

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(b)	640	723,951

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	123,573

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	$2,000	$2,107,250

		2,230,823

Total Long-Term Municipal Bonds (cost $856,378,584)		916,825,536

Short-Term Municipal Notes – 11.4%
California – 11.4%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-D 0.01%, 08/01/2035(h)	1,800	1,800,000
Antelope Valley-East Kern Water Agency Series 2008-A 0.01%, 06/01/2037(h)	1,125	1,125,000
California State Public Works Board (California State Public Works Board Lease) Series 2022-A 5.00%, 08/01/2022(c)	3,750	3,813,820
California Statewide Communities Development Authority (Scripps Health Obligated Group) Series 2012-A 0.01%, 08/01/2035(h)	11,410	11,410,000
California Statewide Communities Development Authority (Western University of Health Sciences) Series 2019 0.01%, 06/01/2039(h)	5,570	5,570,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 0.01%, 07/01/2037(h)	2,355	2,355,000
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017-B1 0.01%, 07/01/2057(h)	5,405	5,405,000
County of Los Angeles CA Series 2021 4.00%, 06/30/2022	35,610	36,766,627
County of Riverside CA Series 2021 2.00%, 06/30/2022	17,865	18,151,690
County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 0.01%, 05/15/2029(h)	1,000	1,000,000
County of San Bernardino CA (WLP Mountain View Apartments LLC) Series 2004-A 0.01%, 02/15/2027(h)	2,300	2,300,000
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 0.01%, 02/15/2027(h)	2,150	2,150,000

	Principal Amount (000)	U.S. $ Value

Northern California Power Agency Series 2019-A 0.01%, 07/01/2032(h)	$10,365	$10,365,000
Riverside County Asset Leasing Corp. (County of Riverside CA) AGC Series 2013 0.01%, 11/01/2032(h)	6,775	6,775,000
San Francisco City & County Redevelopment Agency Successor Agency (Mercy Terrace LLC) Series 2005-A 0.01%, 06/15/2035(h)	1,150	1,150,000
State of California Series 2018-C 0.01%, 05/01/2033(h)	12,000	12,000,000
Western Municipal Water District Facilities Authority Series 2017-A 0.01%, 10/01/2042(h)	3,525	3,525,000

Total Short-Term Municipal Notes (cost $125,655,428)		125,662,137

Total Municipal Obligations (cost $982,034,012)		1,042,487,673

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.3%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $3,866,393)	3,719	3,882,687

	Shares

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $61,228,177)	61,228,177	61,228,177

Total Investments – 100.7% (cost $1,047,128,582)(l)		1,107,598,537
Other assets less liabilities – (0.7)%		(7,865,314)

Net Assets – 100.0%		$1,099,733,223

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.76%	USD	33,500	$(3,620,751)	$(3,219,924)	$(400,827)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$213,206	$—	$213,206
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	103,900	—	103,900
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	100,182	—	100,182
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	2,687,622	—	2,687,622
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	2,783,818	—	2,783,818
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	761,520	—	761,520
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	751,512	—	751,512
USD	655	01/15/2030	1.714%	CPI#	Maturity	69,268	—	69,268
USD	655	01/15/2030	1.731%	CPI#	Maturity	68,074	—	68,074
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	61,457	—	61,457
USD	2,630	04/15/2032	CPI#	2.722%	Maturity	6,411	—	6,411
USD	2,060	02/15/2041	CPI#	2.553%	Maturity	7,186	—	7,186
USD	1,880	02/15/2041	CPI#	2.500%	Maturity	(17,879)	—	(17,879)
USD	1,850	02/15/2041	CPI#	2.505%	Maturity	(15,335)	—	(15,335)
USD	4,090	02/15/2046	CPI#	2.391%	Maturity	(146,064)	—	(146,064)

						$7,434,878	$—	$7,434,878

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$92,963	$—	$92,963
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	223,792	—	223,792
USD	20,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	(80,412)	—	(80,412)
USD	17,500	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(200,570)	—	(200,570)
USD	25,500	01/15/2031	1.600%	3 Month LIBOR	Semi-Annual/ Quarterly	(730,318)	—	(730,318)
USD	15,000	02/15/2041	1.855%	3 Month LIBOR	Semi-Annual/ Quarterly	(650,064)	—	(650,064)
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi-Annual/ Quarterly	722,775	—	722,775

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	13,250	02/15/2046	3 Month LIBOR	2.193%	Quarterly/ Semi-Annual	$1,466,994	$—	$1,466,994
USD	6,000	02/15/2046	3 Month LIBOR	2.061%	Quarterly/ Semi-Annual	497,369	—	497,369

						$1,342,529	$—	$1,342,529

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.120%	SIFMA*	Quarterly	$(259,517)	$—	$(259,517)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	(265,087)	—	(265,087)

							$(524,604)	$—	$(524,604)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2021.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $166,597,594 or 15.1% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(e)	Non-income producing security.
(f)	Defaulted.
(g)	Inverse floater security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,999,395 and gross unrealized depreciation of investments was $(5,677,464), resulting in net unrealized appreciation of $68,321,931.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

CDX-NAHY – North American High Yield Credit Default Swap Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$916,825,536	$—	$916,825,536
Short-Term Municipal Notes	—	125,662,137	—	125,662,137
Commercial Mortgage-Backed Security	—	3,882,687	—	3,882,687
Short-Term Investments	61,228,177	—	—	61,228,177

Total Investments in Securities	61,228,177	1,046,370,360	—	1,107,598,537
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	7,614,156	—	7,614,156
Centrally Cleared Interest Rate Swaps	—	3,003,893	—	3,003,893
Liabilities:
Centrally Cleared Credit Default Swapss	—	(3,620,751)	—	(3,620,751)
Centrally Cleared Inflation (CPI) Swaps	—	(179,278)	—	(179,278)
Centrally Cleared Interest Rate Swaps	—	(1,661,364)	—	(1,661,364)
Interest Rate Swaps	—	(524,604)	—	(524,604)

Total	$61,228,177	$1,051,002,412	$—	$1,112,230,589

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$70,188	$95,491	$104,451	$61,228	$1